Financial Risk Management and Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management and Policies (Details) [Line Items]
Derivative warrant liability	$ 13,161,844	$ 15,709,460
Increase decrease in derivative warrant liability	340,504	328,176	$ 1,190,073
NASDAQ [Member]
Financial Risk Management and Policies (Details) [Line Items]
Increase decrease in derivative warrant liability	$ 1,316,184	$ 1,570,946